Taxation - Schedule of deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Deferred tax assets	£ 265	£ 220
Deferred tax liabilities	(3,487)	(3,601)
Deferred tax assets and liabilities	£ (3,222)	£ (3,381)	£ (3,045)